CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Allowance of receivables from customers	$ 696,508	$ 518,741
Allowance of receivables from brokers, dealers, and clearing organizations	0	0
Accrued expenses and other current liabilities	37,777,749	33,746,177
Lease liabilities, current	5,490,079	2,610,041
Lease liabilities, non-current	8,390,077	3,092,913
Deferred tax liabilities, net	$ 2,059,748	$ 1,535,965
Treasury Stock, shares	10,429,305	10,429,305
Class A ordinary shares
Common stock, par value (in US dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	4,662,388,278	4,662,388,278
Common stock, shares issued (in shares)	2,221,403,067	2,059,987,139
Common stock, shares outstanding (in shares)	2,221,403,067	2,059,987,139
Class B ordinary shares
Common stock, par value (in US dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	337,611,722	337,611,722
Common stock, shares issued (in shares)	97,611,722	222,111,722
Common stock, shares outstanding (in shares)	97,611,722	222,111,722
VIEs
Accrued expenses and other current liabilities	$ 11,128,854	$ 15,611,533
Lease liabilities, current	1,166,763	1,057,862
Lease liabilities, non-current	640,253	6,858
Deferred tax liabilities, net	$ 274	$ 0